Long-term Borrowings, Capital Lease Obligations and License Agreements - Term Loan Facility (Details) $ in Thousands	Jan. 10, 2018 USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Dec. 31, 2017 USD ($)
Long-Term Borrowings
Maximum consolidated leverage ratio				3.75	3.75
Amount outstanding				$ 3,864,201		$ 3,150,999
Subsequent Events.
Long-Term Borrowings
Maximum consolidated leverage ratio		3.50	3.50
Term Loan Facility dated as of January 10, 2018
Long-Term Borrowings
Financing agreement amount	$ 450,000
Term	2 years
Term Loan Facility dated as of January 10, 2018 | Minimum
Long-Term Borrowings
Fixed charge coverage ratio financial covenant	2.5
Term Loan Facility dated as of January 10, 2018 | Maximum
Long-Term Borrowings
Fixed charge coverage ratio financial covenant	4.00
Unsecured revolving loan variable, due April 2023
Long-Term Borrowings
Amount outstanding				$ 805,000